Summary of Significant Accounting Policies (Details Narrative) (10-K)	9 Months Ended		12 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) Number	Dec. 31, 2018 USD ($)
Share-based compensation expense | $	$ 632,580	$ 410,640	$ 869,960	$ 585,886
Income tax, likelihood description			The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent (50%) likelihood of being realized upon ultimate settlement.
Number of operating segments | Number			1
Minimum [Member]
Estimated useful lives of property and equipment			3 years
Maximum [Member]
Estimated useful lives of property and equipment			7 years